MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

September 15, 2010

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust VII (the “Trust”) (File Nos. 2-68918 and 811-3090) on behalf of MFS® Asia Pacific ex-Japan Fund, MFS® European Equity Fund and MFS® Latin American Equity Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 40 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on September 10, 2010.

Please call the undersigned at (617) 954-5843 or Jennifer Moore at (617) 954-5923 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President & Senior Counsel

BEL/bjn